Information by business segment and by geographic area - Adjusted EBITDA (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Information by business segment and by geographic area
Net operating revenue	$ 54,502	$ 39,545	$ 36,549
Cost of goods sold and services rendered	(18,872)	(14,603)	(16,150)
Sales, administrative and other operating expenses	(3,415)	(6,499)	(8,339)
Research and evaluation	(548)	(415)	(413)
Pre operating and operational stoppage	(514)	(682)	(882)
Dividends received and interest from associates and joint ventures	190	173	353
Adjusted EBITDA	31,343	17,519	11,118
VNC
Information by business segment and by geographic area
Adjusted EBITDA	65	150	237
Discontinued operations
Information by business segment and by geographic area
Net operating revenue	1,083	473	1,021
Adjusted EBITDA	(189)	(931)	(533)
Total
Information by business segment and by geographic area
Net operating revenue	55,585	40,018	37,570
Cost of goods sold and services rendered	(20,189)	(16,059)	(17,788)
Sales, administrative and other operating expenses	(3,441)	(6,514)	(8,338)
Research and evaluation expenses	(555)	(443)	(443)
Pre operating and operational stoppage	(514)	(682)	(882)
Dividends received and interest from associates and joint ventures	268	268	466
Adjusted EBITDA	31,154	16,588	10,585
Brumadinho event.
Information by business segment and by geographic area
Sales, administrative and other operating expenses	(2,576)	(5,257)	(7,402)
Adjusted EBITDA	(2,576)	(5,257)	(7,402)
COVID-19
Information by business segment and by geographic area
Sales, administrative and other operating expenses	(44)	(109)
Adjusted EBITDA	(44)	(109)
Ferrous minerals
Information by business segment and by geographic area
Net operating revenue	46,302	32,078	30,005
Cost of goods sold and services rendered	(14,099)	(10,265)	(11,988)
Sales, administrative and other operating expenses	(96)	(173)	(351)
Research and evaluation	(205)	(136)	(142)
Pre operating and operational stoppage	(394)	(640)	(823)
Dividends received and interest from associates and joint ventures	81	141	296
Adjusted EBITDA	31,589	21,005	16,997
Ferrous minerals | Iron ore
Information by business segment and by geographic area
Net operating revenue	38,701	27,285	23,343
Cost of goods sold and services rendered	(11,468)	(8,171)	(8,778)
Sales, administrative and other operating expenses	(135)	(187)	(323)
Research and evaluation	(198)	(127)	(123)
Pre operating and operational stoppage	(330)	(534)	(750)
Dividends received and interest from associates and joint ventures	10	23	29
Adjusted EBITDA	26,580	18,289	13,398
Ferrous minerals | Iron ore Pellets
Information by business segment and by geographic area
Net operating revenue	7,053	4,242	5,948
Cost of goods sold and services rendered	(2,231)	(1,661)	(2,666)
Sales, administrative and other operating expenses	30	11	(20)
Research and evaluation	(3)	(5)	(16)
Pre operating and operational stoppage	(47)	(77)	(72)
Dividends received and interest from associates and joint ventures	71	116	258
Adjusted EBITDA	4,873	2,626	3,432
Ferrous minerals | Ferroalloys and manganese
Information by business segment and by geographic area
Net operating revenue	175	225	282
Cost of goods sold and services rendered	(119)	(179)	(220)
Sales, administrative and other operating expenses			(8)
Research and evaluation	(2)	(2)	(2)
Pre operating and operational stoppage	(15)	(29)	(1)
Adjusted EBITDA	39	15	51
Ferrous minerals | Other ferrous products and services
Information by business segment and by geographic area
Net operating revenue	373	326	432
Cost of goods sold and services rendered	(281)	(254)	(324)
Sales, administrative and other operating expenses	9	3
Research and evaluation	(2)	(2)	(1)
Pre operating and operational stoppage	(2)
Dividends received and interest from associates and joint ventures		2	9
Adjusted EBITDA	97	75	116
Base metals
Information by business segment and by geographic area
Net operating revenue	7,966	6,827	5,858
Cost of goods sold and services rendered	(4,484)	(3,528)	(3,239)
Sales, administrative and other operating expenses	(14)	(28)	(79)
Research and evaluation	(158)	(110)	(81)
Pre operating and operational stoppage	(117)	(30)	(48)
Adjusted EBITDA	3,193	3,131	2,411
Base metals | Nickel and other products
Information by business segment and by geographic area
Net operating revenue	5,377	4,652	3,954
Cost of goods sold and services rendered	(3,606)	(2,734)	(2,334)
Sales, administrative and other operating expenses	(5)	(21)	(74)
Research and evaluation	(77)	(42)	(38)
Pre operating and operational stoppage	(113)	(29)	(28)
Adjusted EBITDA	1,576	1,826	1,480
Base metals | Copper
Information by business segment and by geographic area
Net operating revenue	2,589	2,175	1,904
Cost of goods sold and services rendered	(878)	(794)	(905)
Sales, administrative and other operating expenses	(9)	(7)	(5)
Research and evaluation	(81)	(68)	(43)
Pre operating and operational stoppage	(4)	(1)	(20)
Adjusted EBITDA	1,617	1,305	931
Coal | Discontinued operations
Information by business segment and by geographic area
Net operating revenue	1,083	473	1,021
Cost of goods sold and services rendered	(1,317)	(1,456)	(1,638)
Sales, administrative and other operating expenses	(26)	(15)	1
Research and evaluation	(7)	(28)	(30)
Dividends received and interest from associates and joint ventures	78	95	113
Adjusted EBITDA	(189)	(931)	(533)
Other
Information by business segment and by geographic area
Net operating revenue	234	640	686
Cost of goods sold and services rendered	(289)	(810)	(923)
Sales, administrative and other operating expenses	(685)	(932)	(507)
Research and evaluation	(185)	(169)	(190)
Pre operating and operational stoppage	(3)	(12)	(11)
Dividends received and interest from associates and joint ventures	109	32	57
Adjusted EBITDA	$ (819)	$ (1,251)	$ (888)